Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Jun. 30, 2022 MWh $ / MWh
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	4,297,565
Receive average prices (per MW-hr) | $ / MWh	24.54
PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	463,336
Receive average prices (per MW-hr) | $ / MWh	30.62
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,194,497
Receive average prices (per MW-hr) | $ / MWh	22.86
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,803,817
Receive average prices (per MW-hr) | $ / MWh	36.46